UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-1629
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                           AXP DIMENSIONS SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     7/31
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Date of reporting period:   10/31
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

                          AXP(R) NEW DIMENSIONS FUND(R)

                           A FEEDER FUND INVESTING IN

                             GROWTH TRENDS PORTFOLIO

                       PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

Growth Trends Portfolio

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.5%)
Issuer                                        Shares               Value(a)

Aerospace & defense (2.6%)
Lockheed Martin                             2,800,000          $154,252,000
Northrop Grumman                            2,700,000           139,725,000
United Technologies                         1,000,000            92,820,000
Total                                                           386,797,000

Airlines (0.3%)
AMR                                         3,200,000(b)         24,704,000
Northwest Airlines                          1,500,000(b)         13,275,000
Total                                                            37,979,000

Banks and savings & loans (1.4%)
Bank of America                             4,700,000           210,513,000

Beverages & tobacco (1.5%)
PepsiCo                                     4,500,000           223,110,000

Cellular telecommunications (0.5%)
Vodafone Group ADR                          3,000,000(c)         77,370,000

Computer hardware (6.3%)
Apple Computer                              3,200,000(b)        168,096,000
Cisco Systems                              13,200,000(b)        253,572,000
Dell                                       11,500,000(b)        403,190,000
EMC                                         8,000,000(b)        102,960,000
Total                                                           927,818,000

Computer software & services (8.5%)
Electronic Arts                             2,000,000(b,d)       89,840,000
Intl Business Machines                      1,000,000            89,750,000
Juniper Networks                            7,000,000(b)        186,270,000
Microsoft                                  20,000,000           559,800,000
SAP ADR                                     1,115,200(c)         47,563,280
Symantec                                    4,800,000(b)        273,312,000
Total                                                         1,246,535,280

Electronics (3.6%)
Advanced Micro Devices                        718,800(b)         12,090,216
Applied Materials                           1,794,000(b)         28,883,400
Intel                                      10,537,100           234,555,846
Maxim Integrated Products                   2,000,000            87,980,000
Samsung Electronics                           420,000(c)        164,981,901
Total                                                           528,491,363

Energy (8.8%)
Apache                                      5,800,000           294,060,000
ChevronTexaco                               4,000,000           212,240,000
ConocoPhillips                              2,800,000           236,068,000
Exxon Mobil                                11,200,000           551,264,000
Total                                                         1,293,632,000

Energy equipment & services (3.1%)
Halliburton                                 2,500,000            92,600,000
Schlumberger                                3,500,000           220,290,000
Smith Intl                                  1,200,000(b)         69,696,000
Transocean                                  2,200,000(b)         77,550,000
Total                                                           460,136,000

Environmental services (0.5%)
Waste Management                            2,800,000            79,744,000

Finance companies (3.2%)
Citigroup                                  10,600,000           470,322,000

Financial services (3.0%)
Fannie Mae                                  2,000,000           140,300,000
Goldman Sachs Group                         1,000,000            98,380,000
MBNA                                        3,800,000            97,394,000
SLM                                         2,300,000           104,098,000
Total                                                           440,172,000

Health care products (13.2%)
Amgen                                       4,792,500(b)        272,214,000
Biogen Idec                                 1,400,000(b)         81,424,000
Boston Scientific                           6,000,000(b)        211,800,000
Eli Lilly                                   2,000,000           109,820,000
Gilead Sciences                             3,000,000(b)        103,890,000
Guidant                                       600,000            39,972,000
Johnson & Johnson                           6,000,000           350,280,000
Medtronic                                   3,700,000           189,107,000
Novartis ADR                                  250,600(c)         12,031,306
Pfizer                                     17,000,000           492,150,000
Schering-Plough                               249,400             4,516,634
Stryker                                     1,600,000            68,944,000
Total                                                         1,936,148,940

Health care services (2.9%)
UnitedHealth Group                          5,800,000           419,920,000

Household products (2.1%)
Procter & Gamble                            6,000,000           307,080,000

Industrial transportation (1.3%)
United Parcel Service Cl B                  2,500,000           197,950,000

Insurance (3.1%)
AFLAC                                       2,620,000            94,005,600
American Intl Group                         6,000,000           364,260,000
Total                                                           458,265,600

Investment companies (0.4%)
iShares Russell 1000
  Growth Index Fund                         1,200,000            55,104,000

Leisure time & entertainment (1.0%)
Carnival                                    2,800,000           141,568,000

Lodging & gaming (0.7%)
Intl Game Technology                        3,000,000            99,120,000

Machinery (2.5%)
Deere & Co                                  2,500,000           149,450,000
Illinois Tool Works                         2,400,000           221,472,000
Total                                                           370,922,000

Media (3.5%)
Cendant                                       167,100             3,440,589
eBay                                        3,400,000(b)        331,874,000

See accompanying notes to investments in securities.

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1   ---   GROWTH TRENDS PORTFOLIO   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                        Shares               Value(a)

Media (cont.)
Univision Communications
  Cl A                                      1,000,000(b)        $30,960,000
Yahoo!                                      4,000,000(b)        144,760,000
Total                                                           511,034,589

Metals (0.7%)
Alcoa                                       3,000,000            97,500,000

Multi-industry (5.3%)
3M                                          2,500,000           193,925,000
Danaher                                       750,000            41,347,500
General Electric                           16,000,000           545,920,000
Total                                                           781,192,500

Restaurants (1.8%)
McDonald's                                  4,500,000           131,175,000
Starbucks                                   2,500,000(b)        132,200,000
Total                                                           263,375,000

Retail -- general (6.4%)
Best Buy                                      900,000            53,298,000
Home Depot                                  3,400,000           139,672,000
Staples                                     1,800,000(d)         53,532,000
Target                                      6,200,000           310,124,000
Wal-Mart Stores                             7,000,000           377,440,000
Total                                                           934,066,000

Telecom equipment & services (3.0%)
Motorola                                    4,100,000            70,766,000
QUALCOMM                                    8,800,000           367,928,000
Total                                                           438,694,000

Utilities -- electric (1.8%)
Dominion Resources                          4,000,000           257,280,000

Utilities -- telephone (0.5%)
Verizon Communications                      2,000,000            78,200,000

Total common stocks
(Cost: $12,107,627,559)                                     $13,730,040,272

Short-term securities (7.0%)(e)
Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (0.7%)
Federal Home Loan Mtge Corp Disc Nt
  01-04-05                1.86%           $50,000,000           $49,827,550
Federal Natl Mtge Assn Disc Nt
  11-04-04                1.72             50,000,000            49,985,668
Total                                                            99,813,218

Commercial paper (6.3%)
Barton Capital LLC
   11-01-04               1.85             42,100,000            42,093,509
CXC LLC
   11-01-04               1.86             42,600,000            42,593,397
Danske
   11-22-04               1.83             50,000,000            49,938,997
Delaware Funding LLC
   11-08-04               1.78             25,000,000            24,987,639
   11-15-04               1.80             20,000,000            19,983,000
   11-18-04               1.83             45,000,000            44,954,249
   11-23-04               1.85             25,000,000            24,967,882
Dorada
   01-28-05               2.06             39,000,000            38,798,175
Fairway Finance LLC
   11-24-04               1.87             20,000,000            19,972,989
Harrier Finance Funding LLC
   01-24-05               1.99             20,000,000            19,904,444
Household Finance
   11-01-04               1.85              8,800,000             8,798,643
Jupiter Securitization
   11-03-04               1.78             25,000,000            24,993,820
   11-05-04               1.79             49,100,000            49,082,910
   11-08-04               1.78             25,000,000            24,987,639
   12-02-04               1.93             25,000,000            24,954,431
National Australia Funding
   11-02-04               1.75             21,300,000            21,295,858
   11-12-04               1.76             35,000,000            34,976,045
Nordea North America
   11-17-04               1.78             33,400,000            33,368,711
Old Line Funding LLC
   12-01-04               1.90             25,000,000            24,956,459
Park Avenue Receivables
   11-08-04               1.78             40,072,000            40,052,186
   11-16-04               1.80             30,000,000            29,973,000
   11-30-04               1.90             50,000,000            49,915,556
Preferred Receivables Funding
   11-09-04               1.78             35,000,000            34,980,964
Ranger Funding LLC
   11-01-04               1.78             30,000,000            29,995,550
   11-15-04               1.84             30,000,000            29,973,933
   12-03-04               1.91             20,000,000            19,962,861
Scaldis Capital LLC
   11-19-04               1.85             50,000,000            49,946,041
Sheffield Receivables
   11-10-04               1.79             35,000,000            34,979,116
Windmill Funding
   11-18-04               1.84             30,000,000            29,969,333
Total                                                           925,357,337

Total short-term securities
(Cost: $1,025,200,061)                                       $1,025,170,555

Total investments in securities
(Cost: $13,132,827,620)(f)                                  $14,755,210,827

See accompanying notes to investments in securities.

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2   ---   GROWTH TRENDS PORTFOLIO   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 2.1% of net assets.

(d)  At Oct. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 6.9% of the net assets is the Portfolio's cash equivalent position.

(f) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $13,132,828,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $2,194,676,000
     Unrealized depreciation                                   (572,293,000)
                                                               ------------
     Net unrealized appreciation                             $1,622,383,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   ---   GROWTH TRENDS PORTFOLIO   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6440-80 A (12/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DIMENSIONS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 28, 2004